Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 3,745	$ 3,547
Trade receivables, net	1,167	913
Other receivables, deposits and prepayments	1,646	1,180
Inventories, net	1,018	1,823
Financial instruments at fair value	167	144
Total current assets	7,743	7,607
Investment in life insurance contract	144	140
Other receivables - non-current portion		265
Property, plant and equipment
Buildings	16,285	16,403
Construction-in-progress	62	821
Plant and machinery	9,810	9,862
Furniture, fixtures and equipment	1,273	1,323
Motor vehicles	626	685
Total property, plant and equipment	28,056	29,094
Less: accumulated depreciation	(17,762)	(17,377)
Property, plant and equipment, net	10,294	11,717
Intangible assets, net	2,785	3,292
Total assets	20,966	23,021
Current liabilities
Notes payable - secured	134	1,237
Bank loans - secured	143	506
Accounts payable	1,183	2,501
Accrued charges and deposits	3,018	3,153
Income tax liabilities	533	317
Payable to affiliated parties	54	79
Financial instruments at fair value		160
Current portion of capital lease obligations	44	49
Loan from affiliated party - current portion	135	135
Total current liabilities	5,244	8,137
Capital lease obligations - non current portion	60	104
Loan from affiliated party - non current portion	67	202
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: March 31, 2016 and 2017 - 5,577,639,- outstanding shares: March 31, 2016: 5,173,431; March 31, 2017: 5,009,120.	17	17
Additional paid-in capital	22,566	22,566
Treasury stock at cost: March 31, 2016: 404,208; March 31, 2017: 568,519.	(1,929)	(1,561)
Accumulated deficit	(6,033)	(8,828)
Accumulated other comprehensive income	974	2,384
Total stockholders' equity	15,595	14,578
Total liabilities and stockholders' equity	$ 20,966	$ 23,021